Schedule of Investments(a)
July 31, 2023
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–35.18%
Advertising–0.12%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)(c)	$700,000	$609,756
Belo Corp., 7.25%, 09/15/2027	813,000	805,577
		1,415,333
Aerospace & Defense–0.42%
Boeing Co. (The),
2.75%, 02/01/2026	119,000	111,516
2.25%, 06/15/2026	59,000	53,884
Bombardier, Inc. (Canada), 7.50%, 02/01/2029(b)(c)	1,209,000	1,198,876
General Dynamics Corp., 3.25%, 04/01/2025	101,000	97,883
Rolls-Royce PLC (United Kingdom),
3.63%, 10/14/2025(b)	870,000	823,464
5.75%, 10/15/2027(b)	984,000	970,667
Spirit AeroSystems, Inc., 9.38%, 11/30/2029(b)	454,000	486,551
TransDigm, Inc., 6.25%, 03/15/2026(b)	1,160,000	1,154,799
		4,897,640
Agricultural & Farm Machinery–0.05%
CNH Industrial Capital LLC, 4.55%, 04/10/2028	75,000	72,840
Deere & Co., 2.75%, 04/15/2025	125,000	120,183
Titan International, Inc., 7.00%, 04/30/2028	420,000	405,052
		598,075
Agricultural Products & Services–0.05%
Darling Ingredients, Inc., 5.25%, 04/15/2027(b)	622,000	605,528
Air Freight & Logistics–0.08%
Rand Parent LLC, 8.50%, 02/15/2030(b)(c)	955,000	899,437
Alternative Carriers–0.13%
Lumen Technologies, Inc., 4.00%, 02/15/2027(b)	2,307,000	1,519,898
Aluminum–0.11%
Arconic Corp., 6.00%, 05/15/2025(b)(c)	744,000	755,841
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)(c)	400,000	327,384
Novelis Corp., 3.25%, 11/15/2026(b)	216,000	196,554
		1,279,779
Apparel Retail–0.07%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	975,000	728,326
Ross Stores, Inc., 0.88%, 04/15/2026	164,000	145,586
		873,912
	Principal Amount	Value
Apparel, Accessories & Luxury Goods–0.15%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	$635,000	$625,145
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	495,000	464,641
Under Armour, Inc., 3.25%, 06/15/2026	752,000	690,128
		1,779,914
Application Software–0.18%
Adobe, Inc., 3.25%, 02/01/2025	100,000	97,289
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	308,000	277,489
9.00%, 09/30/2029(b)(c)	1,178,000	1,056,612
GoTo Group, Inc., 5.50%, 09/01/2027(b)	739,000	425,408
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	317,000	263,058
		2,119,856
Asset Management & Custody Banks–0.07%
Ares Capital Corp., 2.88%, 06/15/2028	110,000	92,721
Brightsphere Investment Group, Inc., 4.80%, 07/27/2026	528,000	506,471
FS KKR Capital Corp., 4.63%, 07/15/2024	150,000	147,828
Legg Mason, Inc., 4.75%, 03/15/2026	59,000	58,303
		805,323
Automobile Manufacturers–0.52%
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025	607,000	569,715
4.69%, 06/09/2025	291,000	282,343
5.13%, 06/16/2025	682,000	664,644
4.13%, 08/04/2025	306,000	292,186
3.38%, 11/13/2025	811,000	758,997
4.39%, 01/08/2026	582,000	553,625
4.27%, 01/09/2027	605,000	565,322
6.80%, 05/12/2028(c)	813,000	821,235
General Motors Co., 6.13%, 10/01/2025	135,000	136,517
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	167,000	165,018
Jaguar Land Rover Automotive PLC (United Kingdom),
7.75%, 10/15/2025(b)	434,000	439,557
4.50%, 10/01/2027(b)	412,000	369,104
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	239,000	234,520
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	100,000	94,725
1.15%, 08/13/2027	100,000	86,650
		6,034,158

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Automotive Parts & Equipment–0.33%
American Honda Finance Corp., 2.35%, 01/08/2027	$95,000	$87,457
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	719,000	729,326
Dana, Inc., 4.50%, 02/15/2032	283,000	236,161
IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	1,757,000	1,634,755
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	1,182,000	1,150,382
		3,838,081
Automotive Retail–0.02%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	60,000	59,776
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	250,000	214,414
		274,190
Broadcasting–0.44%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	494,000	438,106
iHeartCommunications, Inc.,
6.38%, 05/01/2026(c)	490,000	424,090
8.38%, 05/01/2027(c)	532,000	364,553
5.25%, 08/15/2027(b)	443,000	349,076
Liberty Interactive LLC, 8.25%, 02/01/2030	710,000	269,800
Paramount Global,
3.70%, 06/01/2028	125,000	112,030
6.38%, 03/30/2062(c)(e)	1,182,000	975,564
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	443,000	289,255
Univision Communications, Inc.,
5.13%, 02/15/2025(b)	1,021,000	1,001,695
6.63%, 06/01/2027(b)	483,000	470,423
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)(c)	411,000	396,692
		5,091,284
Broadline Retail–0.48%
Amazon.com, Inc.,
3.30%, 04/13/2027(c)	150,000	143,090
1.65%, 05/12/2028	60,000	52,520
GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)	289,000	206,447
Kohl’s Corp., 4.63%, 05/01/2031(c)	840,000	620,970
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)(c)	1,569,000	1,401,653
Nordstrom, Inc.,
4.00%, 03/15/2027(c)	456,000	413,738
6.95%, 03/15/2028(c)	462,000	458,396
4.38%, 04/01/2030(c)	692,000	584,394
4.25%, 08/01/2031(c)	578,000	456,331
QVC, Inc.,
4.45%, 02/15/2025(c)	445,000	379,033
4.75%, 02/15/2027	605,000	392,403
4.38%, 09/01/2028	506,000	287,876
5.45%, 08/15/2034	436,000	214,154
		5,611,005
	Principal Amount	Value
Building Products–0.44%
Builders FirstSource, Inc.,
4.25%, 02/01/2032(b)(c)	$591,000	$513,357
6.38%, 06/15/2032(b)(c)	336,000	334,574
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	269,000	222,953
JELD-WEN, Inc.,
6.25%, 05/15/2025(b)	887,000	898,797
4.63%, 12/15/2025(b)	261,000	255,326
Masonite International Corp.,
5.38%, 02/01/2028(b)	543,000	517,745
3.50%, 02/15/2030(b)	546,000	460,482
Standard Industries, Inc.,
5.00%, 02/15/2027(b)	630,000	603,927
4.75%, 01/15/2028(b)	967,000	901,889
4.38%, 07/15/2030(b)	509,000	442,413
		5,151,463
Cable & Satellite–0.76%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	969,000	946,911
5.13%, 05/01/2027(b)	1,353,000	1,270,613
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	100,000	98,286
CSC Holdings LLC,
5.25%, 06/01/2024	440,000	410,748
7.50%, 04/01/2028(b)	411,000	254,394
5.75%, 01/15/2030(b)	452,000	234,532
4.50%, 11/15/2031(b)	371,000	266,531
5.00%, 11/15/2031(b)	320,000	162,012
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	1,863,000	1,683,451
Discovery Communications LLC, 3.95%, 03/20/2028	200,000	186,768
DISH DBS Corp.,
5.88%, 11/15/2024	670,000	612,577
7.75%, 07/01/2026	915,000	592,742
5.25%, 12/01/2026(b)	532,000	436,708
DISH Network Corp., 11.75%, 11/15/2027(b)	820,000	826,550
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(b)	982,000	919,437
		8,902,260
Cargo Ground Transportation–0.01%
Ryder System, Inc., 5.65%, 03/01/2028	150,000	151,092
Casinos & Gaming–0.80%
Caesars Entertainment, Inc.,
6.25%, 07/01/2025(b)	1,091,000	1,086,042
4.63%, 10/15/2029(b)	283,000	249,386
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)	264,000	266,903
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027 (Acquired 11/30/2021; Cost $100,894)(b)(d)(f)	$100,894	$40,035
Genting New York LLC/GENNY Capital, Inc., 3.30%, 02/15/2026(b)	674,000	604,328
International Game Technology PLC,
6.50%, 02/15/2025(b)	200,000	200,480
4.13%, 04/15/2026(b)	227,000	215,481
6.25%, 01/15/2027(b)	241,000	240,313
Las Vegas Sands Corp.,
3.20%, 08/08/2024	563,000	546,855
2.90%, 06/25/2025	233,000	219,314
Melco Resorts Finance Ltd. (Hong Kong),
4.88%, 06/06/2025(b)	616,000	588,566
5.25%, 04/26/2026(b)	310,000	290,980
5.75%, 07/21/2028(b)	319,000	285,542
MGM China Holdings Ltd. (Macau),
5.25%, 06/18/2025(b)	683,000	656,821
4.75%, 02/01/2027(b)	646,000	593,739
MGM Resorts International, 6.75%, 05/01/2025	613,000	616,190
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)(c)	366,000	338,964
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)(c)	447,000	339,067
Sands China Ltd. (Macau), 3.75%, 08/08/2031	769,000	645,660
Studio City Finance Ltd. (Macau), 6.00%, 07/15/2025(b)	230,000	217,849
Wynn Macau Ltd. (Macau),
5.50%, 01/15/2026(b)	385,000	362,804
5.63%, 08/26/2028(b)	740,000	657,746
		9,263,065
Coal & Consumable Fuels–0.07%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(b)	90,000	89,896
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	903,000	762,791
		852,687
Commercial & Residential Mortgage Finance–0.18%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	729,000	722,431
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	431,000	435,648
PennyMac Financial Services, Inc.,
5.38%, 10/15/2025(b)	362,000	346,273
5.75%, 09/15/2031(b)	280,000	237,115
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	357,000	318,125
		2,059,592
	Principal Amount	Value
Commodity Chemicals–0.08%
Methanex Corp. (Canada),
5.25%, 12/15/2029(c)	$508,000	$465,509
5.65%, 12/01/2044(c)	597,000	499,987
		965,496
Communications Equipment–0.26%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	477,000	433,169
Hughes Satellite Systems Corp.,
5.25%, 08/01/2026(c)	944,000	878,826
6.63%, 08/01/2026(c)	513,000	463,762
Viasat, Inc.,
5.63%, 09/15/2025(b)	1,055,000	990,212
6.50%, 07/15/2028(b)	277,000	213,591
		2,979,560
Construction & Engineering–0.02%
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	36,000	34,759
Tutor Perini Corp., 6.88%, 05/01/2025(b)	264,000	226,475
		261,234
Construction Machinery & Heavy Transportation Equipment– 0.06%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	130,000	113,188
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)(c)	403,000	401,487
Wabtec Corp., 3.45%, 11/15/2026	235,000	221,582
		736,257
Construction Materials–0.12%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(c)	427,000	417,064
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	492,000	470,468
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(b)	555,000	529,620
		1,417,152
Consumer Electronics–0.01%
Tyco Electronics Group S.A., 3.13%, 08/15/2027	75,000	70,136
Consumer Finance–0.62%
Ally Financial, Inc., 5.75%, 11/20/2025(c)	558,000	541,414
American Express Co., 3.30%, 05/03/2027	130,000	121,863
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	712,000	694,912
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	495,000	485,503
General Motors Financial Co., Inc., 2.75%, 06/20/2025	100,000	94,852
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	335,000	326,939
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Consumer Finance–(continued)
Navient Corp.,
5.88%, 10/25/2024	$272,000	$268,604
5.00%, 03/15/2027	300,000	271,782
4.88%, 03/15/2028	279,000	243,923
5.50%, 03/15/2029	416,000	360,031
5.63%, 08/01/2033	302,000	231,454
OneMain Finance Corp.,
6.88%, 03/15/2025	686,000	684,346
7.13%, 03/15/2026	952,000	943,964
9.00%, 01/15/2029	841,000	855,297
5.38%, 11/15/2029(c)	425,000	368,587
Synchrony Financial, 7.25%, 02/02/2033	800,000	750,756
		7,244,227
Copper–0.01%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	75,000	73,154
Distillers & Vintners–0.01%
Constellation Brands, Inc., 3.70%, 12/06/2026	117,000	112,057
Distributors–0.06%
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	250,000	211,579
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	447,000	449,794
		661,373
Diversified Banks–0.56%
Banco Santander S.A. (Spain), 2.75%, 05/28/2025	200,000	189,322
Bank of America Corp.,
4.45%, 03/03/2026	100,000	97,390
1.32%, 06/19/2026(e)	160,000	147,076
1.20%, 10/24/2026(e)	160,000	144,932
1.73%, 07/22/2027(e)	70,000	62,756
Series L, 4.18%, 11/25/2027	100,000	95,457
Banque Centrale de Tunisie International Bond (Tunisia), 5.75%, 01/30/2025(b)	600,000	422,400
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	306,000	299,366
Canadian Imperial Bank of Commerce (Canada), 2.25%, 01/28/2025(c)	350,000	333,484
Citigroup, Inc.,
3.11%, 04/08/2026(e)	225,000	215,482
1.12%, 01/28/2027(e)	110,000	98,301
1.46%, 06/09/2027(e)	140,000	124,862
Freedom Mortgage Corp., 8.13%, 11/15/2024(b)	427,000	425,146
HSBC Holdings PLC (United Kingdom),
1.59%, 05/24/2027(e)	200,000	178,187
2.25%, 11/22/2027(e)	200,000	178,984
ING Groep N.V. (Netherlands), 4.02%, 03/28/2028(e)	200,000	189,194
Intesa Sanpaolo S.p.A. (Italy), 5.71%, 01/15/2026(b)	956,000	923,474
	Principal Amount	Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
2.30%, 10/15/2025(e)	$200,000	$191,593
2.01%, 03/13/2026(e)	134,000	126,478
2.08%, 04/22/2026(e)	134,000	126,082
1.05%, 11/19/2026(e)	60,000	54,211
4.25%, 10/01/2027	75,000	72,711
2.18%, 06/01/2028(e)	75,000	66,814
Lloyds Banking Group PLC (United Kingdom), 4.45%, 05/08/2025	275,000	268,125
Mitsubishi UFJ Financial Group, Inc. (Japan),
0.96%, 10/11/2025(e)	200,000	187,776
3.29%, 07/25/2027	60,000	55,760
PNC Bank N.A., 4.20%, 11/01/2025	275,000	264,594
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	125,000	122,703
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.35%, 01/15/2025	275,000	261,941
Toronto-Dominion Bank (The) (Canada), 5.16%, 01/10/2028	100,000	99,620
U.S. Bancorp, 1.45%, 05/12/2025	125,000	116,772
Vnesheconombank Via VEB Finance PLC (Russia), 5.94%, 11/21/2023(b)(g)(h)	1,450,000	0
Wells Fargo & Co.,
2.19%, 04/30/2026(e)	150,000	141,138
4.30%, 07/22/2027	130,000	125,243
Westpac Banking Corp. (Australia),
3.40%, 01/25/2028	105,000	99,123
1.95%, 11/20/2028	60,000	51,564
		6,558,061
Diversified Capital Markets–0.01%
Deutsche Bank AG (Germany), 2.55%, 01/07/2028(e)	150,000	131,867
Diversified Chemicals–0.15%
Chemours Co. (The),
5.38%, 05/15/2027(c)	407,000	387,794
5.75%, 11/15/2028(b)	303,000	278,279
4.63%, 11/15/2029(b)	974,000	823,001
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	476,000	280,345
		1,769,419
Diversified Financial Services–0.55%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	439,000	414,179
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	635,000	591,509
Corebridge Financial, Inc., 3.65%, 04/05/2027	130,000	122,512
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	$466,000	$398,633
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	251,000	212,759
Midcap Financial Issuer Trust,
6.50%, 05/01/2028(b)	306,000	270,160
5.63%, 01/15/2030(b)	285,000	228,396
PHH Mortgage Corp., 7.88%, 03/15/2026(b)	1,299,000	1,170,879
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	311,000	149,686
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 04/16/2029(b)	1,000,000	829,585
4.63%, 04/06/2031(b)	500,000	390,454
United Wholesale Mortgage LLC,
5.50%, 11/15/2025(b)	677,000	651,510
5.75%, 06/15/2027(b)	350,000	327,826
5.50%, 04/15/2029(b)(c)	410,000	360,819
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(b)	407,000	345,061
		6,463,968
Diversified Metals & Mining–0.28%
Corp. Nacional del Cobre de Chile (Chile),
5.63%, 10/18/2043(b)	95,000	94,370
4.88%, 11/04/2044(b)	105,000	94,667
Corporacion Nacional del Cobre de Chile (Chile), 3.63%, 08/01/2027(b)	1,524,000	1,438,794
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	928,000	929,981
Perenti Finance Pty. Ltd. (Australia), 6.50%, 10/07/2025(b)(c)	740,000	727,050
		3,284,862
Diversified Real Estate Activities–0.06%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	321,000	303,766
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	376,000	370,059
		673,825
Diversified REITs–0.07%
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)	253,000	228,768
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, 06/15/2025(b)	630,000	613,491
		842,259
Diversified Support Services–0.25%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/2026(b)	471,000	442,281
Principal Amount		Value
Diversified Support Services–(continued)
MPH Acquisition Holdings LLC,
5.50%, 09/01/2028(b)	$606,000	$528,782
5.75%, 11/01/2028(b)(c)	528,000	403,210
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	1,173,000	1,080,508
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	434,000	425,986
		2,880,767
Drug Retail–0.01%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	75,000	70,819
Electric Utilities–0.43%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	706,000	694,903
Edison International,
4.13%, 03/15/2028	100,000	94,147
5.25%, 11/15/2028	90,000	88,760
8.13%, 06/15/2053(e)	626,000	642,489
NRG Energy, Inc.,
5.25%, 06/15/2029(b)	540,000	487,839
3.63%, 02/15/2031(b)	1,103,000	866,599
3.88%, 02/15/2032(b)	854,000	661,630
Pacific Gas and Electric Co.,
3.30%, 12/01/2027	100,000	89,067
3.00%, 06/15/2028	85,000	73,962
PG&E Corp., 5.25%, 07/01/2030	523,000	470,176
System Energy Resources, Inc., 6.00%, 04/15/2028	150,000	147,390
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	689,000	666,958
		4,983,920
Electrical Components & Equipment–0.10%
Emerson Electric Co., 1.80%, 10/15/2027	80,000	71,303
EnerSys, 4.38%, 12/15/2027(b)	222,000	206,050
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	863,000	873,684
		1,151,037
Electronic Components–0.08%
Imola Merger Corp., 4.75%, 05/15/2029(b)	774,000	680,428
Likewize Corp., 9.75%, 10/15/2025(b)	239,000	231,022
		911,450
Environmental & Facilities Services–0.07%
Enviri Corp., 5.75%, 07/31/2027(b)(c)	763,000	659,957
GFL Environmental, Inc. (Canada), 3.75%, 08/01/2025(b)	190,000	181,796
		841,753
Financial Exchanges & Data–0.08%
Cboe Global Markets, Inc., 3.65%, 01/12/2027	60,000	57,575
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	1,215,000	851,917
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Financial Exchanges & Data–(continued)
S&P Global, Inc., 2.45%, 03/01/2027	$65,000	$60,048
		969,540
Food Distributors–0.10%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	1,087,000	843,567
US Foods, Inc., 6.25%, 04/15/2025(b)	307,000	308,050
		1,151,617
Food Retail–0.02%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	200,000	189,710
Footwear–0.03%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	401,000	407,147
Gas Utilities–0.09%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 05/20/2025	184,000	178,727
5.88%, 08/20/2026	456,000	430,360
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	458,000	394,437
Southwest Gas Corp., 5.45%, 03/23/2028	80,000	79,683
		1,083,207
Gold–0.03%
Coeur Mining, Inc., 5.13%, 02/15/2029(b)(c)	380,000	315,803
Health Care Distributors–0.06%
CommonSpirit Health, 1.55%, 10/01/2025	64,000	58,453
Owens & Minor, Inc., 6.63%, 04/01/2030(b)(c)	712,000	652,460
		710,913
Health Care Equipment–0.10%
Baxter International, Inc., 2.27%, 12/01/2028	125,000	107,823
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	397,000	271,158
Varex Imaging Corp., 7.88%, 10/15/2027(b)	810,000	813,730
		1,192,711
Health Care Facilities–0.25%
HCA, Inc., 5.63%, 09/01/2028	200,000	200,875
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	820,000	833,477
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	522,000	490,112
Tenet Healthcare Corp., 4.88%, 01/01/2026	1,293,000	1,252,710
Universal Health Services, Inc., 1.65%, 09/01/2026	134,000	118,531
		2,895,705
Principal Amount		Value
Health Care REITs–0.14%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027(c)	$952,000	$835,459
4.63%, 08/01/2029(c)	847,000	673,755
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	120,000	117,211
		1,626,425
Health Care Services–0.38%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)(c)	600,000	589,750
5.63%, 03/15/2027(b)	707,000	630,069
8.00%, 12/15/2027(b)	329,000	322,009
6.88%, 04/15/2029(b)	650,000	431,550
6.13%, 04/01/2030(b)	530,000	334,659
5.25%, 05/15/2030(b)	746,000	596,980
ModivCare, Inc., 5.88%, 11/15/2025(b)	624,000	579,484
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	453,000	430,862
Sutter Health, Series 20A, 1.32%, 08/15/2025	167,000	152,990
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	361,000	315,875
		4,384,228
Health Care Technology–0.06%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	858,000	728,052
Home Furnishings–0.20%
Tempur Sealy International, Inc.,
4.00%, 04/15/2029(b)(c)	1,272,000	1,103,812
3.88%, 10/15/2031(b)	937,000	759,230
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)	469,000	436,811
		2,299,853
Home Improvement Retail–0.05%
Home Depot, Inc. (The), 2.50%, 04/15/2027	80,000	74,322
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	485,000	462,014
		536,336
Homebuilding–0.31%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	750,000	725,091
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)	477,000	459,049
Lennar Corp., 4.75%, 11/29/2027	60,000	58,506
LGI Homes, Inc., 4.00%, 07/15/2029(b)(c)	508,000	427,361
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	276,000	242,419
Meritage Homes Corp., 6.00%, 06/01/2025	246,000	245,932
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	486,000	451,829
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	100,000	97,575
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Homebuilding–(continued)
TopBuild Corp., 4.13%, 02/15/2032(b)	$1,060,000	$910,434
		3,618,196
Hotel & Resort REITs–0.09%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	50,000	48,479
Service Properties Trust,
5.25%, 02/15/2026	323,000	295,287
4.95%, 02/15/2027	277,000	237,833
4.95%, 10/01/2029	595,000	458,801
		1,040,400
Hotels, Resorts & Cruise Lines–0.45%
Booking Holdings, Inc., 3.55%, 03/15/2028	50,000	47,388
Carnival Corp.,
7.63%, 03/01/2026(b)	587,000	579,612
5.75%, 03/01/2027(b)	1,706,000	1,579,603
6.00%, 05/01/2029(b)	745,000	670,343
10.50%, 06/01/2030(b)	479,000	507,301
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	490,000	486,650
Hyatt Hotels Corp., 4.38%, 09/15/2028	95,000	89,961
Royal Caribbean Cruises Ltd.,
11.50%, 06/01/2025(b)	185,000	196,159
5.50%, 04/01/2028(b)	631,000	595,296
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	96,000	96,321
Travel + Leisure Co., 6.60%, 10/01/2025(c)	444,000	446,460
		5,295,094
Housewares & Specialties–0.22%
Newell Brands, Inc.,
4.88%, 06/01/2025	490,000	474,574
4.70%, 04/01/2026(c)	1,099,000	1,044,197
6.38%, 09/15/2027(c)	386,000	380,693
6.63%, 09/15/2029(c)	626,000	626,494
		2,525,958
Human Resource & Employment Services–0.01%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	100,000	96,823
Independent Power Producers & Energy Traders–0.07%
AES Corp. (The), 5.45%, 06/01/2028	80,000	79,332
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	1,044,000	691,399
		770,731
Industrial Conglomerates–0.22%
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	127,000	123,452
	Principal Amount	Value
Industrial Conglomerates–(continued)
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/2025	$667,000	$639,078
6.25%, 05/15/2026(c)	719,000	674,760
5.25%, 05/15/2027	1,282,000	1,131,821
		2,569,111
Industrial Machinery & Supplies & Components–0.04%
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	457,000	425,549
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	80,000	76,113
		501,662
Insurance Brokers–0.01%
Willis North America, Inc., 4.65%, 06/15/2027	75,000	72,815
Integrated Oil & Gas–0.36%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	75,000	71,743
Chevron USA, Inc., 1.02%, 08/12/2027(c)	100,000	87,178
Exxon Mobil Corp., 3.29%, 03/19/2027	110,000	105,478
Petroleos Mexicanos (Mexico), 7.69%, 01/23/2050	4,600,000	3,205,341
Qatar Energy (Qatar), 1.38%, 09/12/2026(b)	800,000	719,237
		4,188,977
Integrated Telecommunication Services–0.64%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	574,000	243,581
Altice France S.A. (France),
8.13%, 02/01/2027(b)	814,000	666,826
5.13%, 07/15/2029(b)	200,000	140,255
5.50%, 10/15/2029(b)	200,000	142,192
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	1,400,000	1,343,473
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	292,000	229,950
Frontier Communications Holdings LLC,
5.88%, 11/01/2029	760,000	557,936
6.00%, 01/15/2030(b)	266,000	193,478
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	889,000	852,784
Level 3 Financing, Inc.,
4.25%, 07/01/2028(b)	960,000	680,617
10.50%, 05/15/2030(b)(c)	643,000	666,823
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	548,000	464,280
7.72%, 06/04/2038	414,000	368,352
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	696,000	682,969
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	256,000	215,872
		7,449,388
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Interactive Home Entertainment–0.02%
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	$281,000	$256,242
Interactive Media & Services–0.03%
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	307,000	255,522
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	133,000	133,363
		388,885
Internet Services & Infrastructure–0.06%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(b)	329,000	299,040
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	261,000	242,277
VeriSign, Inc., 5.25%, 04/01/2025	150,000	148,858
		690,175
Investment Banking & Brokerage–0.14%
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	125,000	119,331
1.54%, 09/10/2027(e)	140,000	123,625
1.95%, 10/21/2027(e)	75,000	66,936
3.62%, 03/15/2028(e)	105,000	98,633
Morgan Stanley,
2.72%, 07/22/2025(e)	100,000	96,861
3.63%, 01/20/2027	130,000	123,403
1.59%, 05/04/2027(e)	110,000	98,743
6.30%, 10/18/2028(e)	100,000	103,551
NFP Corp., 6.88%, 08/15/2028(b)	763,000	676,234
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	177,204
		1,684,521
IT Consulting & Other Services–0.13%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	273,000	229,626
International Business Machines Corp.,
3.45%, 02/19/2026	150,000	144,277
3.30%, 05/15/2026	100,000	95,487
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	100,000	87,152
Sabre GLBL, Inc.,
9.25%, 04/15/2025(b)	124,000	116,396
7.38%, 09/01/2025(b)	682,000	616,286
Unisys Corp., 6.88%, 11/01/2027(b)	280,000	228,931
		1,518,155
Leisure Facilities–0.15%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	450,000	491,440
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	100,000	99,068
	Principal Amount	Value
Leisure Facilities–(continued)
NCL Corp. Ltd.,
5.88%, 03/15/2026(b)	$524,000	$496,311
5.88%, 02/15/2027(b)	634,000	617,977
		1,704,796
Leisure Products–0.04%
Mattel, Inc., 3.38%, 04/01/2026(b)	513,000	477,493
Life & Health Insurance–0.01%
Principal Financial Group, Inc., 3.40%, 05/15/2025	160,000	153,995
Life Sciences Tools & Services–0.06%
IQVIA, Inc.,
5.00%, 10/15/2026(b)(c)	308,000	299,378
5.00%, 05/15/2027(b)(c)	419,000	404,447
		703,825
Managed Health Care–0.00%
Centene Corp., 2.45%, 07/15/2028	60,000	51,738
Marine Ports & Services–0.08%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	810,000	891,053
Marine Transportation–0.02%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	276,000	225,318
Metal, Glass & Plastic Containers–0.26%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)(c)	500,000	409,460
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
5.25%, 04/30/2025(b)	819,000	803,147
4.13%, 08/15/2026(b)	307,000	287,863
Ball Corp.,
5.25%, 07/01/2025	585,000	580,401
4.88%, 03/15/2026	198,000	193,777
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	350,000	310,600
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	415,000	386,141
		2,971,389
Mortgage REITs–0.03%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	420,000	354,488
Movies & Entertainment–0.09%
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	388,000	392,238
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Movies & Entertainment–(continued)
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	$617,000	$617,185
		1,009,423
Multi-line Insurance–0.01%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	94,000	94,528
Multi-Utilities–0.10%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	1,037,000	837,741
DTE Energy Co., Series E, Investment Units, 5.25%, 12/01/2077	14,296	342,246
		1,179,987
Office REITs–0.07%
Office Properties Income Trust,
4.50%, 02/01/2025(c)	678,000	598,203
2.40%, 02/01/2027	358,000	242,717
		840,920
Office Services & Supplies–0.15%
ACCO Brands Corp., 4.25%, 03/15/2029(b)(c)	1,090,000	931,125
Pitney Bowes, Inc.,
6.88%, 03/15/2027(b)(c)	578,000	437,333
7.25%, 03/15/2029(b)	540,000	367,200
		1,735,658
Oil & Gas Drilling–0.20%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	370,000	342,683
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	305,000	300,024
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	142,000	126,153
7.50%, 07/15/2038(b)	366,000	338,766
6.88%, 04/15/2040(b)	620,000	561,658
Valaris Ltd., 8.38%, 04/30/2030(b)	645,000	660,544
		2,329,828
Oil & Gas Equipment & Services–0.06%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	75,000	70,022
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026(c)	622,000	616,983
		687,005
Oil & Gas Exploration & Production–1.34%
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)	355,000	364,129
Civitas Resources, Inc.,
5.00%, 10/15/2026(b)	427,000	403,408
8.75%, 07/01/2031(b)	404,000	418,645
CNX Resources Corp., 6.00%, 01/15/2029(b)	505,000	472,792
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Comstock Resources, Inc., 6.75%, 03/01/2029(b)(c)	$1,020,000	$952,515
Crescent Energy Finance LLC,
7.25%, 05/01/2026(b)	930,000	917,394
9.25%, 02/15/2028(b)	405,000	412,330
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	352,000	347,039
Devon Energy Corp., 5.25%, 10/15/2027	75,000	74,237
Earthstone Energy Holdings LLC, 9.88%, 07/15/2031(b)	512,000	529,109
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)(c)	616,000	565,755
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	403,000	386,141
5.75%, 02/01/2029(b)	553,000	512,023
6.00%, 04/15/2030(b)	307,000	284,046
6.00%, 02/01/2031(b)	788,000	716,560
Ithaca Energy North Sea PLC (United Kingdom), 9.00%, 07/15/2026(b)	249,000	237,060
Moss Creek Resources Holdings, Inc.,
7.50%, 01/15/2026(b)	344,000	321,695
10.50%, 05/15/2027(b)	284,000	278,036
Murphy Oil Corp.,
5.75%, 08/15/2025	187,000	184,666
7.05%, 05/01/2029	473,000	481,250
5.88%, 12/01/2042	214,000	183,025
PDC Energy, Inc., 5.75%, 05/15/2026	496,000	499,274
Range Resources Corp., 4.88%, 05/15/2025	467,000	458,725
Sinopec Group Overseas Development 2018 Ltd. (China), 2.95%, 11/12/2029(b)	2,760,000	2,489,780
SM Energy Co., 6.63%, 01/15/2027(c)	423,000	416,423
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)(c)	668,000	587,288
Talos Production, Inc., 12.00%, 01/15/2026	288,000	301,605
Tap Rock Resources LLC, 7.00%, 10/01/2026(b)	632,000	653,303
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	1,113,000	1,132,273
		15,580,526
Oil & Gas Refining & Marketing–0.29%
CVR Energy, Inc., 5.25%, 02/15/2025(b)	158,000	153,597
EnLink Midstream Partners L.P., 5.60%, 04/01/2044	454,000	374,024
HF Sinclair Corp., 5.88%, 04/01/2026	94,000	94,436
NuStar Logistics L.P.,
6.00%, 06/01/2026	422,000	415,696
5.63%, 04/28/2027	555,000	539,031
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Oil & Gas Refining & Marketing–(continued)
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	$229,000	$202,293
Petronas Capital Ltd. (Malaysia), 3.50%, 03/18/2025(b)	1,000,000	967,760
Puma International Financing S.A. (Singapore), 5.13%, 10/06/2024(b)	600,000	596,928
		3,343,765
Oil & Gas Storage & Transportation–0.93%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 4.60%, 11/02/2047(b)	1,587,000	1,465,283
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	125,000	123,780
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	151,000	148,877
Energy Transfer L.P.,
4.40%, 03/15/2027	60,000	57,907
5.50%, 06/01/2027	50,000	50,001
EQM Midstream Partners L.P.,
6.00%, 07/01/2025(b)	100,000	99,374
5.50%, 07/15/2028	381,000	366,963
4.50%, 01/15/2029(b)	317,000	289,978
7.50%, 06/01/2030(b)	224,000	231,195
6.50%, 07/15/2048(c)	1,568,000	1,434,098
Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 02/01/2028	350,000	340,704
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	243,000	239,574
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	313,000	293,050
ITT Holdings LLC, 6.50%, 08/01/2029(b)	497,000	425,679
New Fortress Energy, Inc.,
6.75%, 09/15/2025(b)	1,188,000	1,132,737
6.50%, 09/30/2026(b)	1,217,000	1,118,195
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	443,000	423,774
Southeast Supply Header LLC, 4.25%, 06/15/2024(b)	214,000	201,678
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(i)	948,000	932,522
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.50%, 10/01/2025(b)	358,000	358,950
5.50%, 01/15/2028(b)(c)	758,000	698,095
6.00%, 12/31/2030(b)	495,000	439,837
		10,872,251
Other Specialized REITs–0.10%
EPR Properties, 4.75%, 12/15/2026	75,000	68,901
GLP Capital L.P./GLP Financing II, Inc., 3.35%, 09/01/2024	100,000	97,076
	Principal Amount	Value
Other Specialized REITs–(continued)
Iron Mountain, Inc.,
5.25%, 07/15/2030(b)(c)	$522,000	$472,358
4.50%, 02/15/2031(b)(c)	585,000	504,911
		1,143,246
Other Specialty Retail–0.19%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	692,000	642,856
6.75%, 07/01/2036	175,000	159,310
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	377,000	353,889
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	427,000	363,492
Staples, Inc., 7.50%, 04/15/2026(b)(c)	786,000	650,344
		2,169,891
Packaged Foods & Meats–0.09%
Aramark Services, Inc., 6.38%, 05/01/2025(b)	395,000	395,363
Conagra Brands, Inc., 1.38%, 11/01/2027	100,000	85,154
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	500,000	440,744
Tyson Foods, Inc., 4.00%, 03/01/2026	127,000	123,074
		1,044,335
Paper & Plastic Packaging Products & Materials–0.13%
Berry Global, Inc., 1.57%, 01/15/2026	80,000	72,580
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	544,000	526,381
LABL, Inc.,
6.75%, 07/15/2026(b)	276,000	271,028
5.88%, 11/01/2028(b)	266,000	243,130
Sealed Air Corp., 6.88%, 07/15/2033(b)	430,000	450,055
		1,563,174
Paper Products–0.13%
Domtar Corp., 6.75%, 10/01/2028(b)	999,000	873,527
Glatfelter Corp., 4.75%, 11/15/2029(b)	885,000	613,009
		1,486,536
Passenger Airlines–0.43%
Air Canada (Canada), 3.88%, 08/15/2026(b)	330,000	306,537
Air Canada Pass-Through Trust (Canada), Series 2020-1, Class C, 10.50%, 07/15/2026(b)	583,000	632,584
American Airlines Pass-Through Trust, Series 16-1, Class A, 4.10%, 01/15/2028	226,730	206,410
American Airlines, Inc., 11.75%, 07/15/2025(b)	802,000	884,642
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	860,750	848,688
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Passenger Airlines–(continued)
Delta Air Lines, Inc.,
2.90%, 10/28/2024	$247,000	$237,507
7.38%, 01/15/2026	226,000	234,820
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	838,000	791,782
Southwest Airlines Co., 3.45%, 11/16/2027	125,000	115,778
United Airlines, Inc., 4.38%, 04/15/2026(b)	799,000	757,338
		5,016,086
Personal Care Products–0.09%
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	1,141,000	1,085,330
Pharmaceuticals–0.37%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)	669,000	671,320
AdaptHealth LLC, 5.13%, 03/01/2030(b)	1,043,000	863,940
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	550,000	495,742
4.88%, 06/01/2028(b)	805,000	489,130
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	100,000	91,317
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	565,000	430,078
Merck & Co., Inc., 2.75%, 02/10/2025	183,000	176,608
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	705,000	683,887
Royalty Pharma PLC, 1.20%, 09/02/2025	200,000	181,878
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	134,000	127,218
Viatris, Inc., 2.30%, 06/22/2027	85,000	74,789
		4,285,907
Property & Casualty Insurance–0.01%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	75,000	72,918
Publishing–0.13%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	1,806,000	1,556,573
Rail Transportation–0.12%
Empresa de Transporte de Pasajeros Metro S.A. (Chile), 4.70%, 05/07/2050(b)	1,550,000	1,345,153
Real Estate Development–0.04%
Forestar Group, Inc., 3.85%, 05/15/2026(b)	558,000	518,536
	Principal Amount	Value
Real Estate Services–0.06%
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 01/15/2029(b)	$431,000	$319,382
5.25%, 04/15/2030(b)	571,000	412,101
		731,483
Regional Banks–0.03%
Santander Holdings USA, Inc., 2.49%, 01/06/2028(e)	100,000	86,974
Truist Financial Corp., 4.00%, 05/01/2025	275,000	267,014
		353,988
Reinsurance–0.13%
Enstar Finance LLC,
5.75%, 09/01/2040(e)	410,000	359,033
5.50%, 01/15/2042(e)	638,000	496,620
Global Atlantic Fin Co., 4.70%, 10/15/2051(b)(e)	992,000	715,835
		1,571,488
Renewable Electricity–0.05%
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(c)	700,000	629,218
Retail REITs–0.18%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC,
5.75%, 05/15/2026(b)	1,000,000	939,163
4.50%, 04/01/2027 (Acquired 09/12/2022; Cost $462,568)(b)(f)	517,000	447,864
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	594,000	461,024
Realty Income Corp., 4.88%, 06/01/2026	80,000	79,216
Simon Property Group L.P., 3.30%, 01/15/2026	64,000	61,130
Spirit Realty L.P., 4.45%, 09/15/2026	75,000	71,495
		2,059,892
Security & Alarm Services–0.21%
ADT Security Corp. (The), 4.88%, 07/15/2032(b)	745,000	640,439
APX Group, Inc., 5.75%, 07/15/2029(b)	823,000	715,348
CoreCivic, Inc.,
8.25%, 04/15/2026(c)	651,000	656,519
4.75%, 10/15/2027	467,000	412,030
		2,424,336
Semiconductor Materials & Equipment–0.02%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	200,000	190,371
Semiconductors–0.04%
ams-OSRAM AG (Austria), 7.00%, 07/31/2025(b)	394,000	346,180
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Semiconductors–(continued)
Micron Technology, Inc., 4.19%, 02/15/2027	$75,000	$72,056
		418,236
Sovereign Debt–13.96%
Abu Dhabi Government International Bond (United Arab Emirates),
3.13%, 05/03/2026(b)	440,000	421,926
1.88%, 09/15/2031(b)	780,000	649,171
2.70%, 09/02/2070(b)	5,040,000	3,101,858
Angolan Government International Bond (Angola),
8.25%, 05/09/2028(b)	880,000	812,790
9.38%, 05/08/2048(b)	440,000	365,618
9.13%, 11/26/2049(b)	1,140,000	925,509
Argentine Republic Government International Bond (Argentina), 0.75%, 07/09/2030(i)	3,000,000	1,041,974
Bahrain Government International Bond (Bahrain), 7.00%, 01/26/2026(b)	2,000,000	2,043,274
Brazilian Government International Bond (Brazil),
4.25%, 01/07/2025	1,600,000	1,571,543
4.63%, 01/13/2028	3,160,000	3,080,170
4.50%, 05/30/2029	760,000	724,643
3.88%, 06/12/2030	1,540,000	1,382,553
CBB International Sukuk Programme Co. WLL (Bahrain), 4.50%, 03/30/2027(b)	2,880,000	2,766,658
Chile Government International Bond (Chile),
3.24%, 02/06/2028	1,241,000	1,161,651
2.45%, 01/31/2031	1,414,000	1,207,380
2.55%, 01/27/2032	770,000	654,582
3.50%, 01/31/2034	1,140,000	1,001,948
Colombia Government International Bond (Colombia),
3.88%, 04/25/2027	2,250,000	2,076,671
4.50%, 03/15/2029	880,000	787,290
7.50%, 02/02/2034	880,000	890,896
7.38%, 09/18/2037	3,800,000	3,766,287
6.13%, 01/18/2041	1,950,000	1,664,660
Costa Rica Government International Bond (Costa Rica), 6.13%, 02/19/2031(b)	440,000	440,550
Dominican Republic International Bond (Dominican Republic),
5.50%, 01/27/2025(b)	300,000	296,175
6.88%, 01/29/2026(b)	820,000	830,065
5.95%, 01/25/2027(b)	2,070,000	2,048,943
6.00%, 07/19/2028(b)	600,000	589,656
5.50%, 02/22/2029(b)	440,000	419,570
4.50%, 01/30/2030(b)	1,140,000	1,013,285
6.00%, 02/22/2033(b)	820,000	773,056
6.85%, 01/27/2045(b)	802,000	749,998
Principal Amount		Value
Sovereign Debt–(continued)
Egypt Government International Bond (Egypt),
5.80%, 09/30/2027(b)	$770,000	$565,577
7.60%, 03/01/2029(b)	200,000	144,508
8.50%, 01/31/2047(b)	2,896,000	1,698,620
7.90%, 02/21/2048(b)	1,200,000	668,550
8.70%, 03/01/2049(b)	2,110,000	1,238,420
Ghana Government International Bond (Ghana),
7.63%, 05/16/2029(b)	818,000	374,235
8.95%, 03/26/2051(b)	738,000	332,366
Hungary Government International Bond (Hungary),
5.25%, 06/16/2029(b)	3,080,000	3,024,853
2.13%, 09/22/2031(b)	2,400,000	1,879,327
6.25%, 09/22/2032(b)	820,000	843,982
5.50%, 06/16/2034(b)	410,000	400,405
7.63%, 03/29/2041	2,280,000	2,588,915
6.75%, 09/25/2052(b)	380,000	398,359
Indonesia Government International Bond (Indonesia), 4.85%, 01/11/2033(c)	780,000	780,138
Ivory Coast Government International Bond (Ivory Coast),
6.38%, 03/03/2028(b)	650,000	638,042
6.13%, 06/15/2033(b)	820,000	739,528
Jamaica Government International Bond (Jamaica), 6.75%, 04/28/2028	1,600,000	1,691,200
Jordan Government International Bond (Jordan), 6.13%, 01/29/2026(b)	1,000,000	991,855
Kazakhstan Government International Bond (Kazakhstan),
3.88%, 10/14/2024(b)	1,650,000	1,652,062
5.13%, 07/21/2025(b)	2,000,000	2,062,500
4.88%, 10/14/2044(b)	1,000,000	914,410
KSA Sukuk Ltd. (Saudi Arabia), 4.30%, 01/19/2029(b)	2,000,000	1,955,384
Kuwait International Government Bond (Kuwait), 3.50%, 03/20/2027(b)	800,000	771,901
Malaysia Sukuk Global Bhd. (Malaysia), 3.18%, 04/27/2026(b)	250,000	239,385
Mexico Government International Bond (Mexico),
4.13%, 01/21/2026	2,310,000	2,273,536
4.50%, 04/22/2029	2,310,000	2,240,335
5.75%, 10/12/2110	3,150,000	2,822,019
Nigeria Government International Bond (Nigeria),
8.38%, 03/24/2029(b)	780,000	734,159
8.75%, 01/21/2031(b)	2,550,000	2,389,582
7.70%, 02/23/2038(b)	2,000,000	1,589,950
7.63%, 11/28/2047(b)	440,000	330,471
Oman Government International Bond (Oman),
4.88%, 02/01/2025(b)	770,000	759,432
4.75%, 06/15/2026(b)	3,310,000	3,238,180
5.63%, 01/17/2028(b)	1,000,000	997,076
6.25%, 01/25/2031(b)	1,000,000	1,029,599
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Pakistan Government International Bond (Pakistan), 8.25%, 04/15/2024(b)	$966,000	$783,185
Panama Government International Bond (Panama),
7.13%, 01/29/2026	1,110,000	1,154,292
3.88%, 03/17/2028	1,000,000	946,964
3.16%, 01/23/2030	780,000	685,741
2.25%, 09/29/2032	780,000	602,215
6.40%, 02/14/2035(c)	1,160,000	1,215,176
6.70%, 01/26/2036	1,350,000	1,448,382
4.50%, 04/01/2056	2,700,000	2,036,511
4.50%, 01/19/2063	1,520,000	1,129,534
Paraguay Government International Bond (Paraguay), 5.00%, 04/15/2026(b)	769,000	762,036
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 4.15%, 03/29/2027(b)	1,176,000	1,154,179
Peruvian Government International Bond (Peru),
2.39%, 01/23/2026	1,180,000	1,101,157
4.13%, 08/25/2027	1,226,000	1,189,552
2.84%, 06/20/2030	500,000	435,148
3.60%, 01/15/2072	650,000	440,686
Philippine Government International Bond (Philippines),
4.20%, 01/21/2024	100,000	99,282
10.63%, 03/16/2025	2,144,000	2,323,624
3.00%, 02/01/2028	1,000,000	930,102
6.38%, 01/15/2032	2,000,000	2,212,490
Qatar Government International Bond (Qatar),
3.25%, 06/02/2026(b)	880,000	844,186
4.50%, 04/23/2028(b)	2,130,000	2,132,471
4.00%, 03/14/2029(b)	3,860,000	3,783,990
6.40%, 01/20/2040(b)	780,000	912,463
Republic of Kenya Government International Bond (Kenya), 6.88%, 06/24/2024(b)	2,200,000	2,106,009
Republic of Poland Government International Bond (Poland),
3.25%, 04/06/2026	2,310,000	2,227,778
5.75%, 11/16/2032	1,980,000	2,094,226
Republic of South Africa Government International Bond (South Africa),
5.88%, 09/16/2025	1,100,000	1,094,192
4.85%, 09/30/2029	1,000,000	906,900
5.88%, 04/20/2032	440,000	404,553
5.38%, 07/24/2044	820,000	619,994
5.65%, 09/27/2047	780,000	586,460
5.75%, 09/30/2049	3,833,000	2,881,166
7.30%, 04/20/2052	400,000	356,948
Principal Amount		Value
Sovereign Debt–(continued)
Romanian Government International Bond (Romania),
4.38%, 08/22/2023(b)	$33,000	$32,969
3.00%, 02/27/2027(b)	780,000	711,750
6.63%, 02/17/2028(b)	820,000	851,736
3.63%, 03/27/2032(b)	800,000	689,760
7.13%, 01/17/2033(b)	380,000	409,388
6.00%, 05/25/2034(b)	1,540,000	1,545,298
6.13%, 01/22/2044(b)	800,000	796,962
5.13%, 06/15/2048(b)	2,344,000	2,057,587
4.00%, 02/14/2051(b)	1,750,000	1,281,157
7.63%, 01/17/2053(b)	760,000	860,776
Saudi Government International Bond (Saudi Arabia),
4.00%, 04/17/2025(b)	770,000	753,833
3.25%, 10/26/2026(b)	500,000	475,375
4.38%, 04/16/2029(b)	1,798,000	1,759,055
4.50%, 04/17/2030(b)	1,062,000	1,044,902
5.50%, 10/25/2032(b)	1,560,000	1,641,095
2.25%, 02/02/2033(b)	2,550,000	2,054,866
4.63%, 10/04/2047(b)	780,000	685,577
5.00%, 01/18/2053(b)	1,320,000	1,216,903
4.50%, 04/22/2060(b)	1,140,000	979,306
Serbia International Bond (Serbia), 6.50%, 09/26/2033(b)	1,670,000	1,678,150
Sharjah Sukuk Program Ltd. (United Arab Emirates),
3.85%, 04/03/2026(b)	600,000	578,527
4.23%, 03/14/2028(b)	1,019,000	973,080
Turkey Government International Bond (Turkey),
4.75%, 01/26/2026	440,000	415,062
4.25%, 04/14/2026	1,320,000	1,219,812
7.63%, 04/26/2029	2,430,000	2,402,590
11.88%, 01/15/2030	1,920,000	2,302,598
6.88%, 03/17/2036	1,218,000	1,095,755
6.00%, 01/14/2041	1,560,000	1,236,256
UAE International Government Bond (United Arab Emirates),
4.05%, 07/07/2032(b)	780,000	764,896
4.95%, 07/07/2052(b)	780,000	774,779
Ukraine Government International Bond (Ukraine),
7.75%, 09/01/2025(b)(g)	650,000	217,325
7.75%, 09/01/2026(b)(g)	650,000	205,797
7.75%, 09/01/2028(b)(g)	4,450,000	1,414,468
7.75%, 09/01/2029(b)(g)	1,090,000	345,775
9.75%, 11/01/2030(b)(g)	900,000	286,659
Uruguay Government International Bond (Uruguay), 4.50%, 08/14/2024	943,948	942,256
		162,562,883
Specialized Consumer Services–0.03%
Sotheby’s, 7.38%, 10/15/2027(b)(c)	430,000	381,450
Specialized Finance–0.01%
Blackstone Private Credit Fund, 3.25%, 03/15/2027	75,000	65,357
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Specialty Chemicals–0.17%
Avient Corp., 5.75%, 05/15/2025(b)	$377,000	$372,096
PPG Industries, Inc., 1.20%, 03/15/2026	67,000	60,335
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	871,000	778,021
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)(c)	832,000	765,613
		1,976,065
Steel–0.02%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	134,000	131,155
Nucor Corp., 3.95%, 05/01/2028	100,000	95,223
		226,378
Systems Software–0.12%
Gen Digital, Inc., 5.00%, 04/15/2025(b)(c)	400,000	394,656
McAfee Corp., 7.38%, 02/15/2030(b)	740,000	640,246
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	502,000	412,207
		1,447,109
Technology Distributors–0.03%
Avnet, Inc., 4.63%, 04/15/2026	75,000	72,583
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	260,000	262,186
		334,769
Technology Hardware, Storage & Peripherals–0.28%
Apple, Inc.,
3.25%, 02/23/2026	150,000	144,774
3.20%, 05/11/2027	135,000	129,050
Seagate HDD Cayman,
4.75%, 01/01/2025	249,000	244,957
4.13%, 01/15/2031	248,000	204,600
9.63%, 12/01/2032(b)	834,760	924,942
Xerox Corp., 6.75%, 12/15/2039	513,000	396,024
Xerox Holdings Corp.,
5.00%, 08/15/2025(b)(c)	476,000	457,152
5.50%, 08/15/2028(b)(c)	930,000	816,981
		3,318,480
Telecom Tower REITs–0.07%
American Tower Corp.,
1.30%, 09/15/2025	134,000	122,017
3.65%, 03/15/2027	105,000	98,764
3.55%, 07/15/2027	105,000	97,836
SBA Communications Corp., 3.88%, 02/15/2027	481,000	443,564
		762,181
Tires & Rubber–0.09%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	512,000	477,440
	Principal Amount	Value
Tires & Rubber–(continued)
Goodyear Tire & Rubber Co. (The),
9.50%, 05/31/2025	$100,000	$102,590
5.00%, 07/15/2029(c)	462,000	426,526
		1,006,556
Tobacco–0.05%
Altria Group, Inc., 4.40%, 02/14/2026	134,000	131,626
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026	134,000	125,392
Vector Group Ltd., 5.75%, 02/01/2029(b)	317,000	275,781
		532,799
Trading Companies & Distributors–0.12%
Air Lease Corp., 4.63%, 10/01/2028	90,000	85,455
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	472,000	425,249
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)	540,000	535,404
5.50%, 05/01/2028(b)	381,000	352,674
		1,398,782
Transaction & Payment Processing Services–0.04%
Block, Inc., 2.75%, 06/01/2026	276,000	251,517
Global Payments, Inc., 2.15%, 01/15/2027	110,000	98,302
Western Union Co. (The), 1.35%, 03/15/2026	75,000	67,062
		416,881
Wireless Telecommunication Services–0.01%
Sprint Capital Corp., 6.88%, 11/15/2028	70,000	74,266
Total U.S. Dollar Denominated Bonds & Notes (Cost $439,200,346)		409,645,244
Equity Linked Notes–22.54%
Diversified Banks–20.58%
Bank of Montreal (Consumer Discretionary Select Sector SPDR® Fund) (Canada), 17.23%, 08/24/2023(b)	8,014,000	7,930,710
Bank of Montreal (Financial Select Sector SPDR® Fund) (Canada), 12.42%, 08/21/2023(b)	9,240,000	9,438,402
Bank of Montreal (Health Care Select Sector SPDR® Fund) (Canada), 7.82%, 08/09/2023(b)	10,299,000	10,398,533
Barclays Bank PLC (Materials Select Sector SPDR® Fund) (United Kingdom), 16.78%, 08/11/2023(b)	5,757,000	5,941,420
Barclays Bank PLC (Technology Select Sector SPDR® Fund) (United Kingdom), 16.90%, 08/03/2023(b)	13,417,000	13,858,059
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Diversified Banks–(continued)
BNP Paribas Issuance B.V. (Communication Services Select Sector SPDR® Fund) (France), 16.36%, 08/01/2023(b)	$10,609,000	$10,989,515
BNP Paribas Issuance B.V. (Consumer Discretionary Select Sector SPDR® Fund) (France), 16.61%, 08/07/2023(b)	8,144,000	8,401,242
BNP Paribas Issuance B.V. (Technology Select Sector SPDR® Fund) (France),
16.38%, 08/14/2023(b)	12,724,000	13,100,074
16.60%, 08/17/2023(b)	9,560,000	9,827,502
Canadian Imperial Bank of Commerce (Technology Select Sector SPDR® Fund) (Canada), 16.25%, 09/06/2023(b)	12,860,000	12,860,000
Citigroup Global Markets Holdings, Inc. (Consumer Discretionary Select Sector SPDR® Fund), 19.52%, 08/16/2023(b)	7,967,000	8,097,342
Citigroup Global Markets Holdings, Inc. (Technology Select Sector SPDR® Fund), 15.86%, 08/23/2023(b)	12,568,000	12,449,222
Citigroup, Inc. (Industrial Select Sector SPDR® Fund), 12.32%, 08/10/2023(b)	9,690,000	9,897,039
HSBC Bank PLC (Consumer Staples Select Sector SPDR® Fund) (United Kingdom), Series DMW5, 8.75%, 08/15/2023(b)	7,382,000	7,505,228
HSBC Bank PLC (Utilities Select Sector SPDR® Fund) (United Kingdom), Series YD29, 13.42%, 08/11/2023(b)	6,029,000	6,125,252
HSBC Holdings PLC (Health Care Select Sector SPDR® Fund) (United Kingdom), 8.02%, 08/22/2023(b)	9,639,000	9,801,405
J.P. Morgan Structured Products B.V. (Energy Select Sector SPDR® Fund), Series MU1G, 15.98%, 08/18/2023(b)	9,208,000	9,557,243
J.P. Morgan Structured Products B.V. (Industrial Select Sector SPDR® Fund),
Series MTNR, 0.00%, 08/02/2023	9,515,000	9,761,537
Series MTN4, 11.23%, 09/05/2023(b)	9,363,000	9,316,777
J.P. Morgan Structured Products B.V. (iShares Dow Jones U.S. Real Estate Index), Series MU1H, 15.00%, 08/18/2023(b)	5,311,000	5,246,695
JPMorgan Chase & Co. (Financial Select Sector SPDR® Fund), 11.60%, 08/08/2023(b)	9,697,000	9,979,141
Royal Bank of Canada (Consumer Staples Select Sector SPDR® Fund) (Canada), 6.87%, 08/30/2023(b)	7,364,000	7,330,124
	Principal Amount	Value
Diversified Banks–(continued)
Royal Bank of Canada (Financial Select Sector SPDR® Fund) (Canada), 12.34%, 08/25/2023(b)	$9,156,000	$9,147,756
Royal Bank of Canada (Health Care Select Sector SPDR® Fund) (Canada), 9.04%, 08/28/2023(b)	9,729,000	9,600,269
Toronto-Dominion Bank (The) (Technology Select Sector SPDR® Fund) (Canada), 15.95%, 08/31/2023	12,888,000	13,040,277
		239,600,764
Investment Banking & Brokerage–1.96%
Goldman Sachs AG (Communication Services Select Sector SPDR® Fund), 14.55%, 09/01/2023(b)	9,577,000	9,789,654
Goldman Sachs Group, Inc. (The) (Technology Select Sector SPDR® Fund), 16.74%, 08/29/2023(b)	12,899,000	13,043,293
		22,832,947
Total Equity Linked Notes (Cost $258,606,000)		262,433,711
U.S. Treasury Securities–19.24%
U.S. Treasury Bills–0.12%
4.66% - 5.36%, 04/18/2024(j)(k)	1,418,000	1,365,459
U.S. Treasury Bonds–16.56%
1.88%, 11/15/2051	301,300,000	192,890,847
U.S. Treasury Notes–2.56%
0.13%, 12/15/2023	1,150,000	1,128,188
0.75%, 12/31/2023	6,000,000	5,886,213
1.13%, 01/15/2025	9,650,000	9,104,549
0.38%, 12/31/2025	6,000,000	5,420,977
1.25%, 12/31/2026	8,100,000	7,301,707
2.63%, 05/31/2027	1,050,000	986,897
		29,828,531
Total U.S. Treasury Securities (Cost $279,284,353)		224,084,837
	Shares
Preferred Stocks–8.33%
Alternative Carriers–0.08%
Qwest Corp., 6.50%, Pfd.	36,172	523,771
Qwest Corp., 6.75%, Pfd.	24,423	360,483
		884,254
Apparel, Accessories & Luxury Goods–0.01%
Fossil Group, Inc., 7.00%, Pfd.	5,551	99,363
Asset Management & Custody Banks–0.26%
Affiliated Managers Group, Inc., 5.88%, Pfd.	11,229	261,187
Affiliated Managers Group, Inc., 4.75%, Pfd.	10,835	200,448
Affiliated Managers Group, Inc., 4.20%, Pfd.	6,513	110,395
Apollo Asset Management, Inc., 6.38%, Series A, Pfd.	9,954	238,597
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Asset Management & Custody Banks–(continued)
Apollo Asset Management, Inc., 6.38%, Series B, Pfd.	10,859	$269,846
Northern Trust Corp., 4.70%, Series E, Pfd.	14,802	330,825
Oaktree Capital Group LLC, 6.63%, Series A, Pfd.	6,832	154,403
Oaktree Capital Group LLC, 6.55%, Series B, Pfd.	9,507	209,915
Prospect Capital Corp., 5.35%, Series A, Pfd.	5,537	91,637
State Street Corp., 5.35%, Series G, Pfd.	18,502	428,321
State Street Corp., 5.90%, Series D, Pfd.	27,753	695,768
		2,991,342
Automobile Manufacturers–0.17%
Ford Motor Co., 6.20%, Pfd.	27,754	693,573
Ford Motor Co., 6.00%, Pfd.	29,604	720,265
Ford Motor Co., 6.50%, Pfd.	22,201	534,822
		1,948,660
Broadline Retail–0.04%
Dillard’s Capital Trust I, 7.50%, Pfd.	7,401	191,316
QVC, Inc., 6.38%, Pfd.	8,326	92,585
QVC, Inc., 6.25%, Pfd.	18,511	206,768
		490,669
Commercial & Residential Mortgage Finance–0.03%
Merchants Bancorp, 6.00%, Series B, Pfd.(e)	5,091	108,387
Merchants Bancorp, 6.00%, Series C, Pfd.	7,754	150,505
Merchants Bancorp, 8.25%, Pfd.(e)	4,496	112,580
		371,472
Consumer Finance–0.29%
Capital One Financial Corp., 5.00%, Series I, Pfd.(c)	54,093	1,069,419
Capital One Financial Corp., 4.80%, Series J, Pfd.	45,077	841,588
Capital One Financial Corp., 4.63%, Series K, Pfd.	6,480	120,787
Capital One Financial Corp., 4.38%, Series L, Pfd.	26,311	445,971
Capital One Financial Corp., 4.25%, Series N, Pfd.	15,325	255,161
Navient Corp., 6.00%, Pfd.	11,101	212,140
Synchrony Financial, 5.63%, Series A, Pfd.	27,753	478,462
		3,423,528
Data Center REITs–0.05%
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	7,545	166,745
Digital Realty Trust, Inc., 5.85%, Series K, Pfd.	7,675	179,518
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	12,728	277,216
		623,479
Shares		Value
Diversified Banks–2.29%
Bank of America Corp., 6.00%, Series GG, Pfd.	49,802	$1,238,078
Bank of America Corp., 5.88%, Series HH, Pfd.	31,357	763,856
Bank of America Corp., 6.45%, Series K, Pfd.(e)	38,734	978,808
Bank of America Corp., 5.38%, Series KK, Pfd.	51,406	1,171,543
Bank of America Corp., 5.00%, Series LL, Pfd.	48,141	1,037,920
Bank of America Corp., 4.38%, Series NN, Pfd.	40,377	764,337
Bank of America Corp., 4.13%, Series PP, Pfd.	33,607	605,262
Bank of America Corp., 4.25%, Series QQ, Pfd.	47,845	883,219
Bank of America Corp., 4.75%, Series SS, Pfd.	25,328	517,451
Fifth Third Bancorp, 6.00%, Series A, Pfd.	7,863	192,565
Fifth Third Bancorp, 4.95%, Series K, Pfd.	8,738	183,323
First Citizens BancShares, Inc., 5.38%, Series A, Pfd.	12,573	251,460
First Citizens BancShares, Inc., 5.63%, Series C, Pfd.	7,592	157,306
JPMorgan Chase & Co., 5.75%, Series DD, Pfd.	62,769	1,579,896
JPMorgan Chase & Co., 6.00%, Series EE, Pfd.	68,458	1,744,310
JPMorgan Chase & Co., 4.75%, Series GG, Pfd.	33,305	739,038
JPMorgan Chase & Co., 4.55%, Series JJ, Pfd.	55,506	1,137,318
JPMorgan Chase & Co., 4.63%, Series LL, Pfd.	68,458	1,429,403
JPMorgan Chase & Co., 4.20%, Series MM, Pfd.	74,009	1,461,678
KeyCorp, 6.13%, Series E, Pfd.(e)	18,502	416,850
KeyCorp, 5.65%, Series F, Pfd.	15,728	324,940
KeyCorp, 5.63%, Series G, Pfd.	16,652	361,515
KeyCorp, 6.20%, Pfd.(e)	22,202	477,121
U.S. Bancorp, 5.50%, Series K, Pfd.	21,278	480,244
U.S. Bancorp, 3.75%, Series L, Pfd.	18,500	296,740
U.S. Bancorp, 4.00%, Series M, Pfd.	27,754	472,928
U.S. Bancorp, 4.50%, Series O, Pfd.	16,653	322,069
Wells Fargo & Co., 5.63%, Series Y, Pfd.	25,533	593,642
Wells Fargo & Co., 5.85%, Series Q, Pfd.	63,833	1,607,315
Wells Fargo & Co., 6.63%, Series R, Pfd.(c)	31,084	788,290
Wells Fargo & Co., 4.75%, Series Z, Pfd.	74,472	1,422,415
Wells Fargo & Co., 4.70%, Series AA, Pfd.	43,295	806,586
Wells Fargo & Co., 4.38%, Series CC, Pfd.	38,855	695,116
Wells Fargo & Co., 4.25%, Series DD, Pfd.	46,256	806,705
		26,709,247
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Diversified Chemicals–0.01%
EIDP, Inc., 4.50%, Series B, Pfd.	1,548	$119,088
Diversified Financial Services–0.22%
Brookfield BRP Holdings Canada, Inc., 4.63%, Pfd.	12,529	198,710
Brookfield BRP Holdings Canada, Inc., 4.88%, Pfd.	9,289	158,378
Carlyle Finance LLC, 4.63%, Pfd.	18,502	333,961
Equitable Holdings, Inc., 5.25%, Series A, Pfd.	29,502	613,347
Equitable Holdings, Inc., 4.30%, Series C, Pfd.	11,226	185,678
Jackson Financial, Inc., 8.00%, Pfd.(e)	20,353	507,807
KKR Group Finance Co. IX LLC, 4.63%, Pfd.	18,502	336,921
Voya Financial, Inc., 5.35%, Series B, Pfd.(e)	11,101	251,216
		2,586,018
Diversified REITs–0.02%
Global Net Lease, Inc., 7.25%, Series A, Pfd.	7,267	160,600
Global Net Lease, Inc., 6.88%, Series B, Pfd.	3,282	67,150
		227,750
Electric Utilities–0.57%
BIP Bermuda Holdings I Ltd., 5.13%, Pfd.	10,301	179,134
Brookfield Infrastructure Finance ULC, 5.00%, Pfd.	8,851	158,521
Duke Energy Corp., 5.63%, Pfd.	18,503	465,720
Duke Energy Corp., 5.75%, Series A, Pfd.	37,004	933,981
Entergy Arkansas LLC, 4.88%, Pfd.	15,034	341,723
Entergy Louisiana LLC, 4.88%, Pfd.	8,833	197,771
Entergy Mississippi LLC, 4.90%, Pfd.	10,308	231,208
Entergy New Orleans LLC, 5.50%, Pfd.	4,648	111,366
Georgia Power Co., 5.00%, Series 2017-A, Pfd.	9,990	244,056
National Rural Utilities Cooperative Finance Corp., 5.50%, Pfd.	9,251	222,116
NextEra Energy Capital Holdings, Inc., 5.65%, Series N, Pfd.	25,441	645,947
Pacific Gas and Electric Co., 6.00%, Series A, Pfd.	3,896	83,920
SCE Trust II, 5.10%, Pfd.	8,141	166,972
SCE Trust IV, 5.38%, Series J, Pfd.(e)	12,026	245,090
SCE Trust V, 5.45%, Series K, Pfd.(e)	11,101	250,772
SCE Trust VI, 5.00%, Pfd.	17,578	347,869
Southern Co. (The), 5.25%, Pfd.	16,651	407,949
Southern Co. (The), 4.95%, Series 2020, Pfd.	37,005	819,661
Southern Co. (The), 4.20%, Series C, Pfd.	27,755	569,533
		6,623,309
Gas Utilities–0.03%
South Jersey Industries, Inc., 5.63%, Pfd.	4,788	62,555
Spire, Inc., 5.90%, Series A, Pfd.	9,251	224,429
		286,984
Shares		Value
Integrated Telecommunication Services–0.33%
AT&T, Inc., 5.35%, Pfd.	48,938	$1,085,934
AT&T, Inc., 5.63%, Pfd.	30,529	700,946
AT&T, Inc., 5.00%, Series A, Pfd.	44,406	869,470
AT&T, Inc., 4.75%, Series C, Pfd.	64,757	1,196,709
		3,853,059
Investment Banking & Brokerage–0.69%
Brookfield Finance I (UK) PLC, 4.50%, Pfd.	9,164	145,249
Brookfield Finance, Inc., 4.63%, Series 50, Pfd.	15,836	268,737
Charles Schwab Corp. (The), 5.95%, Series D, Pfd.(c)	27,753	702,984
Charles Schwab Corp. (The), 4.45%, Series J, Pfd.	22,203	437,843
Morgan Stanley, 5.85%, Series K, Pfd.	37,005	886,640
Morgan Stanley, 7.13%, Series E, Pfd.	31,916	804,602
Morgan Stanley, 6.88%, Series F, Pfd.	31,454	805,223
Morgan Stanley, 6.38%, Series I, Pfd.	37,005	925,865
Morgan Stanley, 4.88%, Series L, Pfd.	18,502	417,405
Morgan Stanley, 4.25%, Series O, Pfd.	48,106	912,090
Morgan Stanley, 6.50%, Series P, Pfd.(c)	37,005	963,980
Stifel Financial Corp., 5.20%, Pfd.	7,545	162,519
Stifel Financial Corp., 6.25%, Series B, Pfd.	5,993	140,056
Stifel Financial Corp., 6.13%, Series C, Pfd.	9,229	223,619
Stifel Financial Corp., 4.50%, Series D, Pfd.	10,741	174,756
		7,971,568
Leisure Products–0.04%
Brunswick Corp., 6.50%, Pfd.	6,765	169,260
Brunswick Corp., 6.63%, Pfd.	3,953	100,011
Brunswick Corp., 6.38%, Pfd.	9,294	231,421
		500,692
Life & Health Insurance–0.77%
AEGON Funding Co. LLC, 5.10%, Pfd.	34,229	726,339
American Equity Investment Life Holding Co., 5.95%, Series A, Pfd.(e)	14,691	308,952
American Equity Investment Life Holding Co., 6.63%, Series B, Pfd.(e)	11,204	259,933
Athene Holding Ltd., 6.35%, Series A, Pfd.(e)	32,416	693,378
Athene Holding Ltd., 5.63%, Series B, Pfd.	14,465	288,866
Athene Holding Ltd., 6.38%, Series C, Pfd.(e)	21,720	514,547
Athene Holding Ltd., 4.88%, Series D, Pfd.	20,815	348,651
Athene Holding Ltd., 7.75%, Series E, Pfd.(e)	18,133	450,968
Brighthouse Financial, Inc., 6.25%, Pfd.	13,801	334,260
Brighthouse Financial, Inc., 6.60%, Series A, Pfd.	15,641	356,771
Brighthouse Financial, Inc., 6.75%, Series B, Pfd.	14,812	361,265
Brighthouse Financial, Inc., 5.38%, Series C, Pfd.	21,162	397,422
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Life & Health Insurance–(continued)
Brighthouse Financial, Inc., 4.63%, Series D, Pfd.	13,466	$209,935
CNO Financial Group, Inc., 5.13%, Pfd.	5,839	94,884
Globe Life, Inc., 4.25%, Pfd.	12,026	236,311
Lincoln National Corp., 9.00%, Series D, Pfd.(c)	18,502	503,254
MetLife, Inc., 5.63%, Series E, Pfd.	29,788	715,806
MetLife, Inc., 4.75%, Series F, Pfd.	37,005	780,065
Prudential Financial, Inc., 5.63%, Pfd.	21,454	523,478
Prudential Financial, Inc., 4.13%, Pfd.	19,133	383,756
Prudential Financial, Inc., 5.95%, Pfd.	10,055	257,408
Unum Group, 6.25%, Pfd.	11,101	267,090
		9,013,339
Multi-line Insurance–0.08%
American International Group, Inc., 5.85%, Series A, Pfd.	18,502	457,739
Assurant, Inc., 5.25%, Pfd.	9,251	177,064
Hartford Financial Services Group, Inc. (The), 6.00%, Series G, Pfd.	12,767	315,856
		950,659
Multi-Utilities–0.24%
Algonquin Power & Utilities Corp., 6.20%, Series 19-A, Pfd.(e)	12,952	300,486
Brookfield Infrastructure Partners L.P., 5.13%, Series 13, Pfd.	8,567	150,864
Brookfield Infrastructure Partners L.P., 5.00%, Series 14, Pfd.	7,207	122,159
CMS Energy Corp., 5.63%, Pfd.	7,870	193,995
CMS Energy Corp., 5.88%, Pfd.(l)	10,299	248,721
CMS Energy Corp., 5.88%, Pfd.(l)	22,272	545,219
CMS Energy Corp., 4.20%, Series C, Pfd.	9,350	174,751
DTE Energy Co., 4.38%, Series G, Pfd.	7,228	154,607
DTE Energy Co., 4.38%, Pfd.	12,270	258,406
Sempra, 5.75%, Pfd.	28,031	682,555
		2,831,763
Office REITs–0.09%
Hudson Pacific Properties, Inc., 4.75%, Series C, Pfd.	15,727	185,893
Office Properties Income Trust, 6.38%, Pfd.	5,995	80,393
SL Green Realty Corp., 6.50%, Series I, Pfd.	8,507	159,506
Vornado Realty Trust, 5.40%, Series L, Pfd.	10,816	168,730
Vornado Realty Trust, 5.25%, Series M, Pfd.	12,251	183,275
Vornado Realty Trust, 5.25%, Series N, Pfd.	11,454	170,321
Vornado Realty Trust, 4.45%, Series O, Pfd.	10,573	143,793
		1,091,911
Office Services & Supplies–0.02%
Pitney Bowes, Inc., 6.70%, Pfd.	15,727	281,985
Other Specialized REITs–0.01%
EPR Properties, 5.75%, Series G, Pfd.	3,150	61,393
Shares		Value
Property & Casualty Insurance–0.44%
Allstate Corp. (The), 5.10%, Series H, Pfd.	42,555	$916,209
Allstate Corp. (The), 4.75%, Series I, Pfd.	11,101	225,017
Allstate Corp. (The), 7.38%, Series J, Pfd.	22,203	595,929
American Financial Group, Inc., 5.88%, Pfd.	4,383	108,172
American Financial Group, Inc., 5.13%, Pfd.	7,763	162,713
American Financial Group, Inc., 5.63%, Pfd.	4,664	107,947
American Financial Group, Inc., 4.50%, Pfd.	8,445	154,037
Arch Capital Group Ltd., 5.45%, Series F, Pfd.	12,212	279,044
Arch Capital Group Ltd., 4.55%, Series G, Pfd.	18,502	360,234
Argo Group International Holdings Ltd., 7.00%, Pfd.(e)	5,399	123,259
Argo Group U.S., Inc., 6.50%, Pfd.	5,462	124,752
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	9,050	174,484
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	9,135	167,262
AXIS Capital Holdings Ltd., 5.50%, Series E, Pfd.	20,353	415,812
Kemper Corp., 5.88%, Pfd.(e)	5,551	98,419
PartnerRe Ltd., 4.88%, Series J, Pfd.	7,401	139,879
Selective Insurance Group, Inc., 4.60%, Series B, Pfd.	7,401	129,369
W.R. Berkley Corp., 5.70%, Pfd.	6,847	160,973
W.R. Berkley Corp., 5.10%, Pfd.	11,101	239,116
W.R. Berkley Corp., 4.25%, Pfd.	9,250	184,815
W.R. Berkley Corp., 4.13%, Pfd.	11,101	200,706
		5,068,148
Real Estate Operating Companies–0.07%
Brookfield Property Partners L.P., 6.50%, Series A-1, Pfd.	7,026	107,849
Brookfield Property Partners L.P., 6.38%, Series A-2, Pfd.	8,746	127,867
Brookfield Property Partners L.P., 5.75%, Series A, Pfd.	10,390	140,525
Brookfield Property Preferred L.P., 6.25%, Pfd.	24,113	391,836
		768,077
Regional Banks–0.65%
Associated Banc-Corp, 5.88%, Series E, Pfd.	3,597	67,552
Associated Banc-Corp, 5.63%, Series F, Pfd.	3,597	63,667
Associated Banc-Corp, 6.63%, Pfd.(e)	11,269	251,975
Bank of Hawaii Corp., 4.38%, Series A, Pfd.	6,661	106,909
Bank OZK, 4.63%, Series A, Pfd.	12,952	205,548
Cadence Bank, 5.50%, Series A, Pfd.	6,383	120,383
Citizens Financial Group, Inc., 5.00%, Series E, Pfd.	16,652	311,725
Cullen/Frost Bankers, Inc., 4.45%, Series B, Pfd.	5,551	104,137
First Horizon Corp., 6.50%, Pfd.	5,551	121,567
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Regional Banks–(continued)
First Horizon Corp., 4.70%, Series F, Pfd.	5,551	$90,481
Fulton Financial Corp., 5.13%, Series A, Pfd.	7,401	122,894
Hancock Whitney Corp., 6.25%, Pfd.	6,383	151,511
Huntington Bancshares, Inc., 4.50%, Series H, Pfd.	17,894	323,881
Huntington Bancshares, Inc., 5.70%, Series C, Pfd.	6,506	135,585
Huntington Bancshares, Inc., 6.88%, Series J, Pfd.(e)	12,453	298,623
M&T Bank Corp., 5.63%, Series H, Pfd.(e)	9,251	220,174
New York Community Bancorp, Inc., 6.38%, Series A, Pfd.(e)	19,057	445,362
Old National Bancorp, 7.00%, Series C, Pfd.	4,507	117,452
Old National Bancorp, 7.00%, Series A, Pfd.	4,024	99,192
PacWest Bancorp, 7.75%, Series A, Pfd.(c)(e)	18,993	393,725
Popular Capital Trust II, 6.13%, Pfd.	3,877	97,313
Regions Financial Corp., 6.38%, Series B, Pfd.(e)	18,094	438,056
Regions Financial Corp., 5.70%, Series C, Pfd.(e)	18,971	412,619
Regions Financial Corp., 4.45%, Series E, Pfd.	14,787	253,597
Synovus Financial Corp., 5.88%, Series E, Pfd.(e)	12,952	273,287
Texas Capital Bancshares, Inc., 5.75%, Series B, Pfd.	11,101	213,805
Truist Financial Corp., 5.25%, Series O, Pfd.	21,277	479,158
Truist Financial Corp., 4.75%, Series R, Pfd.	34,230	684,600
Valley National Bancorp, 6.25%, Series A, Pfd.(e)	4,256	87,503
Washington Federal, Inc., 4.88%, Series A, Pfd.	11,101	172,510
Webster Financial Corp., 5.25%, Series F, Pfd.	5,551	102,694
Western Alliance Bancorporation, 4.25%, Series A, Pfd.(e)	11,101	177,616
Wintrust Financial Corp., 6.50%, Series D, Pfd.(e)	5,219	119,776
Wintrust Financial Corp., 6.88%, Series E, Pfd.(e)	10,066	238,564
		7,503,441
Reinsurance–0.19%
Enstar Group Ltd., 7.00%, Series D, Pfd.(e)	14,746	350,955
Enstar Group Ltd., 7.00%, Series E, Pfd.	4,123	101,673
Reinsurance Group of America, Inc., 5.75%, Pfd.(e)	15,147	379,887
Reinsurance Group of America, Inc., 7.13%, Pfd.(e)	25,563	657,991
RenaissanceRe Holdings Ltd., 5.75%, Series F, Pfd.	9,253	214,022
RenaissanceRe Holdings Ltd., 4.20%, Series G, Pfd.	18,500	333,925
Shares		Value
Reinsurance–(continued)
SiriusPoint Ltd., 8.00%, Series B, Pfd.(e)	7,401	$184,877
		2,223,330
Renewable Electricity–0.01%
Brookfield Renewable Partners L.P., 5.25%, Series 17, Pfd.	6,658	137,554
Retail REITs–0.08%
Agree Realty Corp., 4.25%, Series A, Pfd.	6,476	116,148
Federal Realty Investment Trust, 5.00%, Series C, Pfd.	3,150	70,056
Kimco Realty Corp., 5.13%, Series L, Pfd.	7,176	165,263
Kimco Realty Corp., 5.25%, Series M, Pfd.	10,705	255,743
SITE Centers Corp., 6.38%, Series A, Pfd.	6,476	156,590
Spirit Realty Capital, Inc., 6.00%, Series A, Pfd.	6,383	145,532
		909,332
Self-Storage REITs–0.29%
Public Storage, 5.15%, Series F, Pfd.	10,512	259,016
Public Storage, 5.05%, Series G, Pfd.	11,264	276,756
Public Storage, 5.60%, Series H, Pfd.	10,699	271,113
Public Storage, 4.88%, Series I, Pfd.	11,874	277,139
Public Storage, 4.70%, Series J, Pfd.	11,447	255,612
Public Storage, 4.75%, Series K, Pfd.	8,633	190,271
Public Storage, 4.63%, Series L, Pfd.	21,213	467,535
Public Storage, 4.13%, Series M, Pfd.	8,633	169,638
Public Storage, 3.88%, Series N, Pfd.	10,606	191,544
Public Storage, 3.90%, Series O, Pfd.	6,383	118,085
Public Storage, 4.00%, Series P, Pfd.	22,669	430,258
Public Storage, 3.95%, Series Q, Pfd.	5,395	99,376
Public Storage, 4.00%, Series R, Pfd.	16,331	302,940
Public Storage, 4.10%, Series S, Pfd.	4,799	92,381
		3,401,664
Single-Family Residential REITs–0.02%
American Homes 4 Rent, 5.88%, Series G, Pfd.	4,645	107,439
American Homes 4 Rent, 6.25%, Series H, Pfd.	3,877	91,691
		199,130
Trading Companies & Distributors–0.12%
FTAI Aviation Ltd., 8.25%, Series A, Pfd.(e)	4,251	101,641
FTAI Aviation Ltd., 8.00%, Series B, Pfd.(e)	4,383	107,208
FTAI Aviation Ltd., 8.25%, Series C, Pfd.(e)	3,695	91,193
Triton International Ltd., 8.00%, Pfd.	5,319	128,454
Triton International Ltd., 7.38%, Pfd.	6,476	150,567
Triton International Ltd., 6.88%, Pfd.	5,551	128,728
Triton International Ltd., 5.75%, Series E, Pfd.	6,476	121,619
WESCO International, Inc., 10.63%, Series A, Pfd.(e)	19,921	540,258
		1,369,668
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Shares		Value
Wireless Telecommunication Services–0.12%
Telephone and Data Systems, Inc., 6.63%, Series UU, Pfd.		15,541	$239,642
Telephone and Data Systems, Inc., 6.00%, Series VV, Pfd.		25,536	355,461
United States Cellular Corp., 6.25%, Pfd.(c)		18,501	303,231
United States Cellular Corp., 5.50%, Pfd.		18,501	266,970
United States Cellular Corp., 5.50%, Pfd.		18,501	266,415
			1,431,719
Total Preferred Stocks (Cost $101,597,648)			96,953,595
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.78%(m)
Aerospace & Defense–0.01%
Thales S.A. (France), 0.75%, 01/23/2025(b)	EUR	100,000	104,805
Agricultural Products & Services–0.01%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	125,000	129,576
Apparel, Accessories & Luxury Goods–0.01%
PVH Corp., 3.13%, 12/15/2027(b)	EUR	100,000	104,421
Automobile Manufacturers–0.05%
BMW Finance N.V. (Germany), 1.00%, 01/21/2025(b)	EUR	150,000	158,985
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(b)	EUR	100,000	104,246
Volkswagen Financial Services AG (Germany),
0.13%, 02/12/2027(b)	EUR	90,000	86,645
2.25%, 10/01/2027(b)	EUR	49,000	50,964
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(b)	EUR	100,000	102,348
0.38%, 07/20/2026(b)	EUR	85,000	83,750
			586,938
Brewers–0.02%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.88%, 09/25/2024(b)	EUR	175,000	190,786
Broadcasting–0.02%
ITV PLC (United Kingdom), 1.38%, 09/26/2026(b)	EUR	125,000	126,203
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(b)	EUR	100,000	104,508
			230,711
Cable & Satellite–0.01%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(b)	EUR	120,000	124,267
	Principal Amount		Value
Casinos & Gaming–0.02%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate , 09/30/2026 (Acquired 07/24/2020-09/30/2022; Cost $251,063)(b)(d)(f)	EUR	216,503	$199,958
Commercial & Residential Mortgage Finance–0.01%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(b)	EUR	100,000	89,050
Construction Materials–0.00%
Heidelberg Materials Finance Luxembourg S.A. (Germany), 1.63%, 04/07/2026(b)	EUR	60,000	62,629
Diversified Banks–0.22%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 0.38%, 10/02/2024(b)	EUR	200,000	210,838
Banco Santander S.A. (Spain),
3.13%, 01/19/2027(b)	EUR	100,000	106,283
0.50%, 02/04/2027(b)	EUR	100,000	97,351
Bankinter S.A. (Spain), 0.88%, 07/08/2026(b)	EUR	100,000	100,033
Banque Federative du Credit Mutuel S.A. (France),
2.13%, 09/12/2026(b)	EUR	100,000	104,173
0.63%, 11/19/2027(b)	EUR	100,000	94,885
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(b)	EUR	200,000	202,219
BNP Paribas S.A. (France),
1.50%, 11/17/2025(b)	EUR	100,000	104,841
2.88%, 10/01/2026(b)	EUR	100,000	106,131
0.25%, 04/13/2027(b)(e)	EUR	100,000	98,588
BPCE S.A. (France), 0.63%, 09/26/2024(b)	EUR	200,000	211,605
Credit Agricole S.A. (France),
1.00%, 09/16/2024(b)	EUR	100,000	106,391
1.38%, 03/13/2025(b)	EUR	100,000	105,451
0.38%, 10/21/2025(b)	EUR	100,000	102,426
de Volksbank N.V. (Netherlands), 0.01%, 09/16/2024(b)	EUR	100,000	105,111
ING Groep N.V. (Netherlands), 1.13%, 02/14/2025(b)	EUR	100,000	105,400
Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(b)	EUR	100,000	102,508
Mizuho Financial Group, Inc. (Japan), 4.16%, 05/20/2028(b)	EUR	100,000	109,974
NatWest Group PLC (United Kingdom), 4.07%, 09/06/2028(b)(e)	EUR	100,000	108,171
Nordea Bank Abp (Finland), 1.13%, 02/12/2025(b)	EUR	100,000	105,363
Standard Chartered PLC (United Kingdom), 0.90%, 07/02/2027(b)(e)	EUR	100,000	99,532
Swedbank AB (Sweden), 0.30%, 05/20/2027(b)(e)	EUR	100,000	98,101
			2,585,375
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Diversified Capital Markets–0.04%
Deutsche Bank AG (Germany),
2.63%, 02/12/2026(b)	EUR	100,000	$105,484
0.75%, 02/17/2027(b)(e)	EUR	100,000	99,729
Macquarie Group Ltd. (Australia), 0.63%, 02/03/2027(b)	EUR	100,000	97,235
UBS Group AG (Switzerland), 0.25%, 11/05/2028(b)(e)	EUR	200,000	182,915
			485,363
Diversified Chemicals–0.02%
BASF SE (Germany),
0.25%, 06/05/2027(b)	EUR	100,000	97,304
3.13%, 06/29/2028(b)	EUR	100,000	108,033
			205,337
Diversified Financial Services–0.04%
Clearstream Banking AG (Germany), 0.00%, 12/01/2025(b)	EUR	100,000	100,746
LeasePlan Corp. N.V. (Netherlands), 3.50%, 04/09/2025(b)	EUR	200,000	217,484
Mercedes-Benz International Finance B.V. (Germany), 2.00%, 08/22/2026(b)	EUR	45,000	47,467
OP Corporate Bank PLC (Finland), 0.60%, 01/18/2027	EUR	100,000	97,449
			463,146
Electric Utilities–0.03%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(b)	EUR	100,000	100,577
EDP Finance B.V. (Portugal), 1.50%, 11/22/2027(b)	EUR	100,000	100,624
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(b)	EUR	140,000	135,788
			336,989
Food Retail–0.01%
ELO SACA (France), 2.88%, 01/29/2026(b)	EUR	100,000	106,095
Gas Utilities–0.01%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(b)	EUR	100,000	103,017
Health Care Equipment–0.01%
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	104,839
Health Care Services–0.00%
Fresenius Medical Care AG & Co. KGaA (Germany), 0.63%, 11/30/2026(b)	EUR	30,000	29,765
Household Appliances–0.01%
Whirlpool Finance Luxembourg S.a.r.l., 1.10%, 11/09/2027	EUR	100,000	98,137
Household Products–0.01%
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	75,000	86,988
	Principal Amount		Value
Industrial Machinery & Supplies & Components–0.01%
SKF AB (Sweden), 3.13%, 09/14/2028(b)	EUR	100,000	$106,167
Integrated Oil & Gas–0.02%
Eni S.p.A. (Italy), 1.00%, 03/14/2025(b)	EUR	130,000	136,443
Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(b)	EUR	160,000	167,022
			303,465
Investment Banking & Brokerage–0.00%
Goldman Sachs Group, Inc. (The), 0.25%, 01/26/2028(b)	EUR	72,000	66,960
IT Consulting & Other Services–0.02%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	102,703
International Business Machines Corp., 1.25%, 01/29/2027	EUR	100,000	101,409
			204,112
Multi-line Insurance–0.02%
Cloverie PLC for Zurich Insurance Co. Ltd. (Switzerland), 1.75%, 09/16/2024(b)	EUR	100,000	107,321
New York Life Global Funding, 0.25%, 01/23/2027(b)	EUR	100,000	97,888
			205,209
Multi-Sector Holdings–0.02%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	100,000	100,509
Groupe Bruxelles Lambert N.V. (Belgium), 1.88%, 06/19/2025(b)	EUR	100,000	105,685
			206,194
Office REITs–0.01%
Globalworth Real Estate Investments Ltd. (Poland), 2.95%, 07/29/2026(b)	EUR	100,000	83,424
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(b)	EUR	100,000	104,181
			187,605
Oil & Gas Exploration & Production–0.01%
APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(b)	EUR	100,000	101,729
Passenger Airlines–0.01%
easyJet FinCo B.V. (United Kingdom), 1.88%, 03/03/2028(b)	EUR	100,000	97,547
Pharmaceuticals–0.02%
Bayer AG (Germany), 0.38%, 07/06/2024(b)	EUR	100,000	106,253
Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(b)	EUR	100,000	103,821
			210,074
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Precious Metals & Minerals–0.01%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(b)	EUR	100,000	$103,735
Rail Transportation–0.01%
Autostrade Per L’Italia S.p.A. (Italy), 2.00%, 12/04/2028(b)	EUR	100,000	97,244
Regional Banks–0.01%
Credit Mutuel Arkea S.A. (France), 0.38%, 10/03/2028(b)	EUR	100,000	92,754
SpareBank 1 SMN (Norway), 0.01%, 02/18/2028(b)	EUR	100,000	91,738
			184,492
Renewable Electricity–0.01%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	103,731
Restaurants–0.01%
Sodexo S.A. (France), 0.75%, 04/27/2025(b)	EUR	150,000	156,353
Telecom Tower REITs–0.01%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	103,217
Tobacco–0.01%
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(b)	EUR	100,000	107,124
Transaction & Payment Processing Services–0.01%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	100,000	100,652
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,678,720)			9,073,802

Asset-Backed Securities–0.00%
Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037		$48,305	39,584
Principal Amount		Value

GMACM Home Equity Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/2037(n)	$1,359	$1,361
Total Asset-Backed Securities (Cost $45,234)		40,945

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Fannie Mae REMICs, IO, 4.65% (9.80% - (30 Day Average SOFR + 0.11%)), 03/17/2031 (Cost $0)(o)(p)	11	0
Shares
Money Market Funds–16.48%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(q)(r)	67,154,373	67,154,373
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(q)(r)	47,963,472	47,968,268
Invesco Treasury Portfolio, Institutional Class, 5.18%(q)(r)	76,747,854	76,747,854
Total Money Market Funds (Cost $191,870,117)		191,870,495
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.55% (Cost $1,280,282,418)		1,194,102,629
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.73%
Invesco Private Government Fund, 5.24%(q)(r)(s)	12,177,255	12,177,255
Invesco Private Prime Fund, 5.38%(q)(r)(s)	31,312,941	31,312,941
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,488,588)		43,490,196
TOTAL INVESTMENTS IN SECURITIES–106.28% (Cost $1,323,771,006)		1,237,592,825
OTHER ASSETS LESS LIABILITIES—(6.28)%		(73,164,130)
NET ASSETS–100.00%		$1,164,428,695
Investment Abbreviations:
EUR	– Euro
IO	– Interest Only
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SPDR®	– Standard & Poor’s Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $510,437,896, which represented 43.84% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Restricted security. The aggregate value of these securities at July 31, 2023 was $687,857, which represented less than 1% of the Fund’s Net Assets.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2023 was $2,470,024, which represented less than 1% of the Fund’s Net Assets.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2023.
(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2023.
(q)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$71,909,306	$205,706,857	$(210,461,790)	$-	$-	$67,154,373	$2,306,649
Invesco Liquid Assets Portfolio, Institutional Class	51,368,964	146,933,470	(150,329,850)	(4,695)	379	47,968,268	1,694,146
Invesco Treasury Portfolio, Institutional Class	82,182,063	235,093,551	(240,527,760)	-	-	76,747,854	2,632,255
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,815,323	49,425,145	(49,063,213)	-	-	12,177,255	359,970*
Invesco Private Prime Fund	30,374,276	105,110,450	(104,171,400)	1,711	(2,096)	31,312,941	978,364*
Total	$247,649,932	$742,269,473	$(754,554,013)	$(2,984)	$(1,717)	$235,360,691	$7,971,384

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	75	September-2023	$7,551,000	$443,836	$443,836
E-Mini S&P 500 Index	34	September-2023	7,844,650	383,959	383,959
EURO STOXX 50 Index	320	September-2023	15,818,732	499,833	499,833
FTSE 100 Index	110	September-2023	10,854,441	128,298	128,298
MSCI Emerging Markets Index	70	September-2023	3,690,050	180,022	180,022
Tokyo Stock Price Index	219	September-2023	35,821,390	2,023,824	2,023,824
Subtotal				3,659,772	3,659,772
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	80	September-2023	$8,545,625	$(95,016)	$(95,016)
U.S. Treasury 10 Year Notes	141	September-2023	15,708,281	(341,760)	(341,760)
U.S. Treasury 10 Year Ultra Notes	49	September-2023	5,732,234	(113,972)	(113,972)
U.S. Treasury Ultra Bonds	36	September-2023	4,759,875	(80,760)	(80,760)
Subtotal				(631,508)	(631,508)
Subtotal—Long Futures Contracts				3,028,264	3,028,264
Short Futures Contracts
Interest Rate Risk
Euro-Bobl	33	September-2023	(4,204,896)	28,706	28,706
Euro-Bund	351	September-2023	(51,327,976)	(5,376)	(5,376)
Euro-Schatz	20	September-2023	(2,310,050)	8,078	8,078
Long Gilt	432	September-2023	(53,295,141)	(311,367)	(311,367)
U.S. Treasury 2 Year Notes	71	September-2023	(14,415,219)	200,560	200,560
U.S. Treasury Long Bonds	192	September-2023	(23,892,000)	786,435	786,435
Subtotal—Short Futures Contracts				707,036	707,036
Total Futures Contracts				$3,735,300	$3,735,300

(a)	Futures contracts collateralized by $7,969,138 cash held with Goldman Sachs International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/10/2023	Citibank, N.A.	EUR	9,272,000	USD	10,212,826	$14,376
08/10/2023	Goldman Sachs International	USD	24,791	EUR	23,000	508
08/10/2023	J.P. Morgan Chase Bank, N.A.	EUR	48,000	USD	53,948	1,152
08/10/2023	J.P. Morgan Chase Bank, N.A.	USD	1,247,656	EUR	1,155,000	22,750
08/10/2023	Royal Bank of Canada	USD	19,316	EUR	18,000	483
Subtotal—Appreciation						39,269
Currency Risk
08/10/2023	Barclays Bank PLC	EUR	66,000	USD	70,851	(1,743)
08/10/2023	J.P. Morgan Chase Bank, N.A.	USD	134,411	EUR	122,000	(221)
08/10/2023	UBS AG	EUR	5,000	USD	5,373	(127)
Subtotal—Depreciation						(2,091)
Total Forward Foreign Currency Contracts						$37,178

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 2	Sell	5.00%	Quarterly	12/20/2027	3.928%	USD	1,608,750	$34,306	$61,846	$27,540

(a)	Swaps are collateralized by $379,460 cash held with Merrill Lynch International, the Counterparty.
(b)	Implied credit spreads represent the current level, as of July 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$342,246	$409,302,998	$0	$409,645,244
Equity Linked Notes	—	262,433,711	—	262,433,711
U.S. Treasury Securities	—	224,084,837	—	224,084,837
Preferred Stocks	96,953,595	—	—	96,953,595
Non-U.S. Dollar Denominated Bonds & Notes	—	9,073,802	—	9,073,802
Asset-Backed Securities	—	40,945	—	40,945
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	0	—	0
Money Market Funds	191,870,495	43,490,196	—	235,360,691
Total Investments in Securities	289,166,336	948,426,489	0	1,237,592,825
Other Investments - Assets*
Futures Contracts	4,683,551	—	—	4,683,551
Forward Foreign Currency Contracts	—	39,269	—	39,269
Swap Agreements	—	27,540	—	27,540
	4,683,551	66,809	—	4,750,360
Other Investments - Liabilities*
Futures Contracts	(948,251)	—	—	(948,251)
Forward Foreign Currency Contracts	—	(2,091)	—	(2,091)
	(948,251)	(2,091)	—	(950,342)
Total Other Investments	3,735,300	64,718	—	3,800,018
Total Investments	$292,901,636	$948,491,207	$0	$1,241,392,843

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Multi-Asset Income Fund